Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Operating Segments

Reportable segments from continuing operations

Comparative figures in the table below were reclassified due to a realignment between the Consulting Services – United States and Consulting Services – Global reportable segments.

	For the year ended December 31, 2018

	Consulting Services				Adjustments
				Total	and
	Canada	United States	Global	Segments	Eliminations	Consolidated
	$	$	$	$	$	$

Total gross revenue	1,311.0	2,365.9	742.7	4,419.6	(135.8)	4,283.8
Less inter-segment revenue	35.2	31.3	69.3	135.8	(135.8)	-
Gross revenue from external customers	1,275.8	2,334.6	673.4	4,283.8	-	4,283.8
Less subconsultants and other direct expenses	188.0	560.2	180.4	928.6	-	928.6

Total net revenue	1,087.8	1,774.4	493.0	3,355.2	-	3,355.2

Gross margin	557.0	982.5	275.7	1,815.2	-	1,815.2

	For the year ended December 31, 2017

	Consulting Services				Adjustments
				Total	and
	Canada	United States	Global	Segments	Eliminations	Consolidated
	$	$	$	$	$	$

Total gross revenue	1,221.9	2,254.0	664.7	4,140.6	(111.9)	4,028.7
Less inter-segment revenue	30.2	28.0	53.7	111.9	(111.9)	-
Gross revenue from external customers	1,191.7	2,226.0	611.0	4,028.7	-	4,028.7
Less subconsultants and other direct expenses	164.1	511.3	179.5	854.9	-	854.9

Total net revenue	1,027.6	1,714.7	431.5	3,173.8	-	3,173.8

Gross margin	551.5	958.7	251.7	1,761.9	-	1,761.9

Schedule of Non-Current Assets and Gross Revenue by Geographical Areas

Geographic information

	Non-Current assets		Gross Revenue

	December 31	December 31	For the year ended December 31
	2018	2017	2018	2017
	$	$	$	$

Canada	535.2	452.4	1,275.8	1,191.7
United States	1,342.3	1,311.2	2,334.6	2,226.0
United Kingdom	140.5	119.3	184.9	129.4
Other countries	140.3	148.7	488.5	481.6

	2,158.3	2,031.6	4,283.8	4,028.7

Schedule of Gross Revenue by Services

Gross revenue by services

	For the year ended December 31
	2018 $	2017 $

Consulting Services
Buildings	944.5	898.1
Energy & Resources	591.7	479.2
Environmental Services	682.8	678.1
Infrastructure	1,157.6	1,090.4
Water	907.2	882.9

Total gross revenue from external customers	4,283.8	4,028.7